Note 12 - Flow-through Premium Liability	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Flow-through Premium liability Explanatory [text block]
12.	FLOW-THROUGH PREMIUM LIABILITY

As at December 31, 2023, the Company has a flow-through share premium liability of $1,969 ( December 31, 2022: nil) in relation to the flow-through share financing completed on February 16, 2023 (see Note 11(a) for full details of the financing). Flow-through shares are issued at a premium, and in the Company’s case, considering the separate offerings for flow-through shares and standard public offering for common shares both made on January 25, 2023, this premium has been calculated as the difference between the pricing of a flow-through share and that of a common share from the public offering made on the same date. Tax deductions generated by the eligible expenditures are passed through to the shareholders of the flow-through shares once the eligible expenditures are incurred and renounced. Below is a summary of the flow-through financing and the related flow-through share premium liability generated.

	Shares issued	Flow-through share price $	Premium per flow through share price $	Flow-through premium liability $

February 2023 Financing	969,450	17.67	3.08	2,986

The following table is a continuity of the flow-through share funding and expenditures along with the corresponding impact on the flow-through share premium liability:

	Flow-through funding and expenditures	Flow-through premium liability
	$	$
Balance at January 1, 2023	-	-
Flow-through funds raised	17,133	2,986
Flow-through eligible expenditures	(5,835)	(1,017)

Balance at December 31, 2023	11,298	1,969

The Company renounced the entirety of tax deductions from incurred and not yet incurred eligible spend to its shareholders of flow-through shares as at December 31, 2023 (see Note 20).